                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
 TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


Report for the Calendar Year or Quarter Ended:   September 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         White Mountains Advisors LLC
                 -------------------------------
   Address:      370 Church Street
                 -------------------------------
                 Guilford, CT 06437
                 -------------------------------

                 -------------------------------

Form 13F File Number: 028-00470
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maribel C. Friend
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (203) 458-2380
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Maribel C. Friend       Guilford, Connecticut   November 15, 2004
   ------------------------    ---------------------   -----------------
           [Signature]              [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    028-01681                White Mountains Insurance Group, Ltd.
    ---------------          -------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         1
                                        --------------------

Form 13F Information Table Entry Total:    123
                                        --------------------

Form 13F Information Table Value Total:    1,127,536,900
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number       Name

      1.      028-01681                  White Mountains Insurance Group, Ltd.
    ------    -----------------          -------------------------------------

                                WHITE MOUNTAINS ADVISORS, LLC

                                WHITE MOUNTAINS ADVISORS, LLC
                       FORM 13F INFORMATION TABLE - SEPTEMBER 30, 2004

                                                                                                           VOTING AUTHORITY
                                                                        AMOUNT AND                             (SHARES)
                                   TITLE          CUSIP       MARKET      TYPE OF   INVESTMENT           ---------------------
       NAME OF ISSUER            OF CLASS         NUMBER       VALUE     SECURITY   DISCRETION MANAGERS* SOLE   SHARED      NONE
------------------------------- ----------      --------- ------------- ----------- ---------- --------- ---- -----------   ----
MONTPELIER RE HOLDINGS LTD.     SHS             G62185106   224,151,480   6,300,000 DEFINED    1, 2             6,300,000
ABBOTT LABORATORIES             COM             002824100       847,200      20,000 DEFINED    1                   20,000
ABITIBI-CONSOLIDATED INC        COM             003924107     2,889,980     458,000 DEFINED    1                  458,000
ABITIBI-CONSOLIDATED INC        COM             003924107     5,836,750     925,000 DEFINED    1, 2               925,000
AIR PROD & CHEM INC.            COM             009158106       815,700      15,000 DEFINED    1                   15,000
ALLEGHENY ENERGY INC            COM             017361106     1,995,000     125,000 DEFINED    1, 2               125,000
AMERADA HESS CORP               COM             023551104    28,836,000     324,000 DEFINED    1                  324,000
AMERADA HESS CORP               COM             023551104    43,610,000     490,000 DEFINED    1, 2               490,000
ANHEUSER BUSCH                  COM             035229103     4,995,000     100,000 DEFINED    1, 2               100,000
ARCHER DANIELS MIDLAND          COM             039483102     6,961,800     410,000 DEFINED    1                  410,000
ARCHER DANIELS MIDLAND          COM             039483102     9,678,600     570,000 DEFINED    1, 2               570,000
AUTOMATIC DATA PROCESSING INC.  COM             053015103     4,297,280     104,000 DEFINED    1                  104,000
AUTOMATIC DATA PROCESSING INC.  COM             053015103    21,073,200     510,000 DEFINED    1, 2               510,000
BANK OF NY CO INC.              COM             064057102       583,400      20,000 DEFINED    1                   20,000
BERKSHIRE HATHAWAY INC          COM CL A        084670108     7,538,550          87 DEFINED    1                       87
BERKSHIRE HATHAWAY INC          COM CL B        084670207     3,043,260       1,060 DEFINED    1                    1,060
BERKSHIRE HATHAWAY INC          COM CL B        084670207    10,192,050       3,550 DEFINED    1, 2                 3,550
CALLAWAY GOLF COMPANY           COM             131193104     1,659,490     157,000 DEFINED    1                  157,000
CALLAWAY GOLF COMPANY           COM             131193104     2,272,550     215,000 DEFINED    1, 2               215,000
CAPITOL FEDERAL FINANCIAL       COM             14057C106     5,341,880     166,000 DEFINED    1                  166,000
CAPITOL FEDERAL FINANCIAL       COM             14057C106     7,562,300     235,000 DEFINED    1, 2               235,000
CENTRAL PACIFIC FINANCIAL CO    COM             154760102       330,240      12,000 DEFINED    1, 2                12,000
CHARTER FINANCIAL CORP          COM             16122M100     3,325,140      98,000 DEFINED    1                   98,000
CHARTER FINANCIAL CORP          COM             16122M100     4,343,040     128,000 DEFINED    1, 2               128,000
CLOROX COMPANY                  COM             189054109       533,000      10,000 DEFINED    1, 2                10,000
COMPASS MINERALS INTERNATION    COM             20451N101       399,600      18,000 DEFINED    1, 2                18,000
CONOCOPHILLIPS                  COM             20825C104       221,789       2,677 DEFINED    1                    2,677
DELTIC TIMBER CORP              COM             247850100     2,466,980      62,000 DEFINED    1, 2                62,000
DIAMOND OFFSHORE DRILLING INC   COM             25271C102     3,793,850     115,000 DEFINED    1                  115,000
DIAMOND OFFSHORE DRILLING INC   COM             25271C102     5,443,350     165,000 DEFINED    1, 2               165,000
EASTMAN CHEMICAL                COM             277432100     5,087,850     107,000 DEFINED    1                  107,000
EASTMAN CHEMICAL                COM             277432100     7,845,750     165,000 DEFINED    1, 2               165,000
EL PASO ELECTRIC CO             COM NEW         283677854    15,266,500     950,000 DEFINED    1                  950,000
EL PASO ELECTRIC CO             COM NEW         283677854    22,498,000   1,400,000 DEFINED    1, 2             1,400,000
EQUITY OFFICE PROPERTIES TR     PFD CV B 5.25%  294741509     1,752,945      34,500 DEFINED    1                   34,500
EQUITY OFFICE PROPERTIES TR     PFD CV B 5.25%  294741509     2,134,020      42,000 DEFINED    1, 2                42,000
FAIRMONT HOTELS & RESORTS       COM             305204109     3,893,100     142,500 DEFINED    1                  142,500
FAIRMONT HOTELS & RESORTS       COM             305204109     5,737,200     210,000 DEFINED    1, 2               210,000
FAIRMONT HOTELS & RESORTS       NOTE 3.750%12/0 305204AB5     4,945,938   4,750,000 DEFINED    1                4,750,000
FAIRMONT HOTELS & RESORTS       NOTE 3.750%12/0 305204AB5     6,768,125   6,500,000 DEFINED    1, 2             6,500,000
FEDERATED INVESTORS INC-CL B    CL B            314211103     1,859,976      65,400 DEFINED    1, 2                65,400
FIRST DATA CORP                 COM             319963104       174,000       4,000 DEFINED    1                    4,000
FIRST DATA CORP                 COM             319963104     8,700,000     200,000 DEFINED    1, 2               200,000

                                                                                                           VOTING AUTHORITY
                                                                        AMOUNT AND                             (SHARES)
                                   TITLE          CUSIP       MARKET      TYPE OF   INVESTMENT           ---------------------
       NAME OF ISSUER            OF CLASS         NUMBER       VALUE     SECURITY   DISCRETION MANAGERS* SOLE   SHARED      NONE
------------------------------- ----------      --------- ------------- ----------- ---------- --------- ---- -----------   ----
FIRST ENERGY CORP               COM             337932107    10,249,460     249,500 DEFINED    1                  249,500
FIRST ENERGY CORP               COM             337932107    15,651,480     381,000 DEFINED    1, 2               381,000
FORTUNE BRANDS INC.             COM             349631101     2,074,520      28,000 DEFINED    1                   28,000
FORTUNE BRANDS INC.             COM             349631101     4,815,850      65,000 DEFINED    1, 2                65,000
GENERAL ELEC CO                 COM             369604103       335,800      10,000 DEFINED    1                   10,000
GREAT LAKES CHEMICAL CORP       COM             390568103    15,616,000     610,000 DEFINED    1                  610,000
GREAT LAKES CHEMICAL CORP       COM             390568103    22,400,000     875,000 DEFINED    1, 2               875,000
HALLIBURTON CO                  COM             406216101       336,900      10,000 DEFINED    1                   10,000
IDACORP INC                     COM             451107106       900,860      31,000 DEFINED    1                   31,000
IDACORP INC                     COM             451107106     1,685,480      58,000 DEFINED    1, 2                58,000
INCO LTD.                       DBCV 1.000% 3/1 453258AT2     4,768,750   3,500,000 DEFINED    1                3,500,000
INCO LTD.                       DBCV 1.000% 3/1 453258AT2     7,493,750   5,500,000 DEFINED    1, 2             5,500,000
INTL BUSINESS MACHINES          COM             459200101       342,960       4,000 DEFINED    1                    4,000
KERR-MCGEE CORP.                SDCV 5.250% 2/1 492386AP2    13,733,438  12,850,000 DEFINED    1               12,850,000
KERR-MCGEE CORP.                SDCV 5.250% 2/1 492386AP2    18,810,000  17,600,000 DEFINED    1, 2            17,600,000
LEHMAN BROTHERS HOLDINGS        COM             524908100     3,188,800      40,000 DEFINED    1, 2                40,000
LEUCADIA NATL CORP              COM             527288104    14,298,403     252,399 DEFINED    1, 2               252,399
LIBERTY PROPERTY TRUST          SH BEN INT      531172104       398,400      10,000 DEFINED    1                   10,000
LOEWS CORP                      NOTE 3.125% 9/1 540424AL2    12,234,375  12,500,000 DEFINED    1               12,500,000
LOEWS CORP                      NOTE 3.125% 9/1 540424AL2    15,170,625  15,500,000 DEFINED    1, 2            15,500,000
LONGVIEW FIBRE CO               COM             543213102     6,008,500     394,000 DEFINED    1                  394,000
LONGVIEW FIBRE CO               COM             543213102    11,513,750     755,000 DEFINED    1, 2               755,000
MANULIFE FINANCIAL CORP         COM             56501R106    17,299,283     395,051 DEFINED    1, 2               395,051
MARATHON OIL CORP               COM             565849106    27,368,640     663,000 DEFINED    1                  663,000
MARATHON OIL CORP               COM             565849106    41,486,400   1,005,000 DEFINED    1, 2             1,005,000
MCDONALDS CORP                  COM             580135101     4,176,470     149,000 DEFINED    1                  149,000
MCDONALDS CORP                  COM             580135101     6,502,960     232,000 DEFINED    1, 2               232,000
MCGRAW-HILL COMPANIES INC       COM             580645109       398,450       5,000 DEFINED    1                    5,000
MERCK & CO. INC.                COM             589331107       330,000      10,000 DEFINED    1                   10,000
MERCK & CO. INC.                COM             589331107     1,980,000      60,000 DEFINED    1, 2                60,000
MEREDETH CORP.                  COM             589433101    12,999,140     253,000 DEFINED    1                  253,000
MEREDETH CORP.                  COM             589433101    17,983,000     350,000 DEFINED    1, 2               350,000
NEW YORK TIMES                  COM             650111107       914,940      23,400 DEFINED    1                   23,400
NEW YORK TIMES                  COM             650111107     1,446,700      37,000 DEFINED    1, 2                37,000
NORTHGATE MINERALS CORP         COM             666416102       143,250      75,000 DEFINED    1                   75,000
NORTHGATE MINERALS CORP         COM             666416102       210,100     110,000 DEFINED    1, 2               110,000
NRG ENERGY INC                  COM NEW         629377508     4,054,470     150,500 DEFINED    1                  150,500
NRG ENERGY INC                  COM NEW         629377508     6,196,200     230,000 DEFINED    1, 2               230,000
NUI CORP                        COM             629431107     3,735,200     280,000 DEFINED    1                  280,000
NUI CORP                        COM             629431107     5,402,700     405,000 DEFINED    1, 2               405,000
OCTEL CORP                      COM             675727101     9,876,600     465,000 DEFINED    1                  465,000
OCTEL CORP                      COM             675727101    18,181,440     856,000 DEFINED    1, 2               856,000
OHIO CASUALTY CORP              NOTE 5.000% 3/1 677240AC7     1,008,188     950,000 DEFINED    1                  950,000
OHIO CASUALTY CORP              NOTE 5.000% 3/1 677240AC7     2,175,563   2,050,000 DEFINED    1, 2             2,050,000
PEOPLES BANK                    COM             710198102     4,019,625     112,500 DEFINED    1                  112,500
PEOPLES BANK                    COM             710198102     6,842,295     191,500 DEFINED    1, 2               191,500
PFIZER INC                      COM             717081103     1,224,000      40,000 DEFINED    1                   40,000
PITNEY BOWES INC                COM             724479100       661,500      15,000 DEFINED    1                   15,000
POPE RESOURCES LTD-LP           COM             732857107       332,332      15,400 DEFINED    1, 2                15,400
POTLATCH CORPORATION            COM             737628107     9,689,670     207,000 DEFINED    1                  207,000

                                                                                                           VOTING AUTHORITY
                                                                        AMOUNT AND                             (SHARES)
                                   TITLE          CUSIP       MARKET      TYPE OF   INVESTMENT           ---------------------
       NAME OF ISSUER            OF CLASS         NUMBER       VALUE     SECURITY   DISCRETION MANAGERS* SOLE   SHARED      NONE
------------------------------- ----------      --------- ------------- ----------- ---------- --------- ---- -----------   ----
POTLATCH CORPORATION            COM             737628107    16,617,550     355,000 DEFINED    1, 2               355,000
PRUDENTIAL FINANCIAL INC        COM             744320102     1,646,400      35,000 DEFINED    1, 2                35,000
ROYAL DUTCH PETRO-NY SHARES     NY REG EUR .56  780257804     1,589,280      30,800 DEFINED    1                   30,800
ROYAL DUTCH PETRO-NY SHARES     NY REG EUR .56  780257804     2,270,400      44,000 DEFINED    1, 2                44,000
RYDER SYSTEM                    COM             783549108     7,291,200     155,000 DEFINED    1                  155,000
RYDER SYSTEM                    COM             783549108    12,841,920     273,000 DEFINED    1, 2               273,000
SEMCO ENERGY INC                COM             78412D109       411,750      75,000 DEFINED    1                   75,000
SEMCO ENERGY INC                COM             78412D109       466,650      85,000 DEFINED    1, 2                85,000
SIERRA PACIFIC RESOURCES        COM             826428104     7,025,750     785,000 DEFINED    1                  785,000
SIERRA PACIFIC RESOURCES        COM             826428104     6,175,500     690,000 DEFINED    1, 2               690,000
SIERRA PACIFIC RESOURCES        NOTE 7.250% 2/1 826428AF1     4,144,375   1,900,000 DEFINED    1                1,900,000
SIERRA PACIFIC RESOURCES        NOTE 7.250% 2/1 826428AF1    10,906,250   5,000,000 DEFINED    1, 2             5,000,000
ST. PAUL COMPANIES              COM             792860108       429,846      13,002 DEFINED    1                   13,002
SYSCO CORP                      COM             871829107       299,200      10,000 DEFINED    1                   10,000
TECO ENERGY INC                 COM             872375100     1,244,760      92,000 DEFINED    1                   92,000
TECO ENERGY INC                 COM             872375100     1,758,900     130,000 DEFINED    1, 2               130,000
TEXAS INSTRUMENTS INC           COM             882508104       851,200      40,000 DEFINED    1                   40,000
TIMBERLAND BANCORP INC          COM             887098101       516,340      22,000 DEFINED    1, 2                22,000
TRIZEC HAHN CORP                DEB 3.000% 1/2  896938AB3    15,877,500  21,900,000 DEFINED    1               21,900,000
TRIZEC HAHN CORP                DEB 3.000% 1/2  896938AB3    21,822,500  30,100,000 DEFINED    1, 2            30,100,000
UNIONBANCAL CORPORATION         COM             908906100     1,776,300      30,000 DEFINED    1, 2                30,000
UNISOURCE ENERGY CORP. HLD. CO  COM             909205106    23,984,750     985,000 DEFINED    1                  985,000
UNISOURCE ENERGY CORP. HLD. CO  COM             909205106    28,854,750   1,185,000 DEFINED    1, 2             1,185,000
UNOCAL CORP                     COM             915289102    19,006,000     442,000 DEFINED    1                  442,000
UNOCAL CORP                     COM             915289102    26,445,000     615,000 DEFINED    1, 2               615,000
USF&G CORPORATION               NOTE 3/0        903290AD6     5,288,000   6,400,000 DEFINED    1                6,400,000
USF&G CORPORATION               NOTE 3/0        903290AD6     7,105,750   8,600,000 DEFINED    1, 2             8,600,000
WYETH                           COM             983024100       561,000      15,000 DEFINED    1                   15,000
XCEL ENERGY INC                 COM             98389B100     3,204,200     185,000 DEFINED    1                  185,000
XCEL ENERGY INC                 COM             98389B100     6,754,800     390,000 DEFINED    1, 2               390,000

                                                          1,127,536,900 187,469,826                           187,469,826

       1       White Mountains Advisors, LLC
       1, 2   White Mountains Insurance Group